Asset Impairment, Restructuring and Other Special Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Total Charges Related to Asset Impairment, Restructuring and Other Special Charges

          Our total charges related to asset impairment, restructuring and other special charges, including integration of acquired businesses, in the unaudited condensed consolidated and combined statements of operations consisted of the following:

	Nine Months Ended September 30,

	2018	2017

Cash expense:
Severance	$(2.8)	$62.1
Integration and other	10.5	75.1
Exit costs	11.2	24.3

Total cash expense	18.9	161.5

Non-cash expense
Asset impairment	63.9	43.8

Total non-cash expense	63.9	43.8

Gain on sale of fixed assets	—	(16.0)

Total	$82.8	$189.3

	2017	2016	2015
Cash expense:
Severance and other	$162.0	$42.1	$59.5
Integration	90.3	154.8	140.8
Facility exit costs	31.8	13.2	5.5
Total cash expense	284.1	210.1	205.8
Non‑cash expense:
Asset impairment	110.6	98.3	57.5
Total non‑cash expense	110.6	98.3	57.5
Gain on sale of fixed assets	(19.6)	—	—
Total	$375.1	$308.4	$263.3

Summary of Activity in Reserves

          The following table summarizes the activity in our reserves established in connection with these restructuring activities:

	Exit costs	Severance	Total

Balance at December 31, 2016	$11.5	$26.6	$38.1
Charges	24.3	62.1	86.4
Cash paid	(7.6)	(61.8)	(69.4)

Balance at September 30, 2017	$28.2	$26.9	$55.1

Balance at December 31, 2017	$34.9	$43.1	$78.0
Charges	11.2	(2.8)	8.4
Separation adjustment	(5.9)	—	(5.9)
Cash paid	(10.9)	(22.6)	(33.5)

Balance at September 30, 2018	$29.3	$17.7	$47.0

	Facility exit	Severance
	costs	and other	Total
Beginning balance at January 1, 2015	$—	$2.8	$2.8
Charges	5.5	59.5	65.0
Reserve adjustments	(1.7)	(1.4)	(3.1)
Cash paid	—	(50.8)	(50.8)
Balance at December 31, 2015	3.8	10.1	13.9
Charges	13.2	42.1	55.3
Reserve adjustments	(0.6)	(3.2)	(3.8)
Cash paid	(4.9)	(22.4)	(27.3)
Balance at December 31, 2016	11.5	26.6	38.1
Charges	31.8	162.0	193.8
Reserve adjustments	1.4	(3.9)	(2.5)
Cash paid	(9.8)	(141.6)	(151.4)
Ending balance at December 31, 2017	$34.9	$43.1	$78.0